Pension and Other Employee Benefits - Summary of Shares of Stocks of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 2,288	₱ 1,983
Preferred Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	360	360
PSE [member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	1,388	1,093
Parent [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	34	34
Others [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 506	₱ 496